Investments (Tables)	12 Months Ended
Dec. 31, 2010
Investments
Short-term and long-term investments

(in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2010
Debt securities—available-for-sale:
U.S. government and agency obligations	$2,214	$28	$(8)	$2,234
State and municipal obligations	6,007	183	(42)	6,148
Corporate obligations	5,111	210	(11)	5,310
U.S. agency mortgage-backed securities	1,851	58	(6)	1,903
Non-U.S. agency mortgage-backed securities	439	26	0	465

Total debt securities—available-for-sale	15,622	505	(67)	16,060

Equity securities—available-for-sale	508	22	(14)	516
Debt securities—held-to-maturity:
U.S. government and agency obligations	167	5	0	172
State and municipal obligations	15	0	0	15
Corporate obligations	21	0	0	21

Total debt securities—held-to-maturity	203	5	0	208

Total investments	$16,333	$532	$(81)	$16,784

December 31, 2009
Debt securities—available-for-sale:
U.S. government and agency obligations	$1,566	$12	$(11)	$1,567
State and municipal obligations	6,080	248	(11)	6,317
Corporate obligations	3,278	149	(6)	3,421
U.S. agency mortgage-backed securities	1,870	64	(3)	1,931
Non-U.S. agency mortgage-backed securities	535	8	(5)	538

Total debt securities—available-for-sale	13,329	481	(36)	13,774

Equity securities—available-for-sale	579	12	(14)	577
Debt securities—held-to-maturity:
U.S. government and agency obligations	158	4	0	162
State and municipal obligations	17	0	0	17
Corporate obligations	24	0	0	24

Total debt securities—held-to-maturity	199	4	0	203

Total investments	$14,107	$497	$(50)	$14,554

Fair value of the company's mortgage-backed securities by credit rating and non-U.S. agency mortgage-backed securities by origination

(in millions)	AAA	AA	A	Non-Investment Grade	Total Fair Value
2010	$8	$0	$0	$0	$8
2007	73	0	0	3	76
2006	123	0	0	14	137
2005	140	0	0	3	143
Pre-2005	98	1	1	1	101
U.S. agency mortgage-backed securities	1,903	0	0	0	1,903

Total	$2,345	$1	$1	$21	$2,368

Amortized cost and fair value of available-for-sale debt securities by contractual maturity

(in millions)	Amortized Cost	Fair Value
Due in one year or less	$2,251	$2,260
Due after one year through five years	5,195	5,401
Due after five years through ten years	3,860	3,984
Due after ten years	2,026	2,047
U.S. agency mortgage-backed securities	1,851	1,903
Non-U.S. agency mortgage-backed securities	439	465

Total debt securities—available-for-sale	$15,622	$16,060

Amortized cost and fair value of held-to-maturity debt securities by contractual maturity

(in millions)	Amortized Cost	Fair Value
Due in one year or less	$66	$66
Due after one year through five years	105	108
Due after five years through ten years	22	23
Due after ten years	10	11

Total debt securities—held-to-maturity	$203	$208

Fair value of available-for-sale investments with gross unrealized losses by investment type and length of time that individual securities have been in a continuous unrealized loss position

	Less than 12 Months		12 months or Greater		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2010
Debt securities—available-for-sale:
U.S. government and agency obligations	$548	$(8)	$0	$0	$548	$(8)
State and municipal obligations	1,383	(40)	18	(2)	1,401	(42)
Corporate obligations	949	(11)	14	0	963	(11)
U.S. agency mortgage-backed securities	355	(6)	0	0	355	(6)

Total debt securities—available-for-sale	$3,235	$(65)	$32	$(2)	$3,267	$(67)

Equity securities—available-for-sale	$206	$(14)	$11	$0	$217	$(14)

December 31, 2009
Debt securities—available-for-sale:
U.S. government and agency obligations	$437	$(11)	$4	$0	$441	$(11)
State and municipal obligations	392	(6)	100	(5)	492	(11)
Corporate obligations	304	(3)	69	(3)	373	(6)
U.S. agency mortgage-backed securities	355	(3)	2	0	357	(3)
Non-U.S. agency mortgage-backed securities	134	(1)	86	(4)	220	(5)

Total debt securities—available-for-sale	$1,622	$(24)	$261	$(12)	$1,883	$(36)

Equity securities—available-for-sale	$169	$(13)	$1	$(1)	$170	$(14)

Mortgage-backed securities in an unrealized loss position by credit rating distribution

	December 31, 2010		December 31, 2009
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
AAA	$355	$(6)	$543	$(6)
AA	0	0	31	(2)
A	0	0	0	0
BBB	0	0	1	0
Non-investment grade	0	0	2	0

Total	$355	$(6)	$577	$(8)

Net realized gains (losses), before taxes

	Year Ended December 31,
(in millions)	2010	2009	2008
Total OTTI	$(23)	$(64)	$(121)
Portion of loss recognized in other comprehensive income	0	0	n/a

Net OTTI recognized in earnings	(23)	(64)	(121)
Gross realized losses from sales	(6)	(41)	(50)
Gross realized gains from sales	100	116	165

Net realized gains (losses)	$71	$11	$(6)